ORGANIZATION, BUSINESS AND LIQUIDITY	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
ORGANIZATION, BUSINESS AND LIQUIDITY

NOTE 1 – ORGANIZATION, BUSINESS AND LIQUIDITY

Organization and Operations

On March 26, 2020, Bubblr Holdings Ltd. (a UK company formed on February 18, 2016) merged into U.S. Wireless Online, Inc. (“UWRL”), a Wyoming corporation formed on October 22, 2019, and became a 100% subsidiary of UWRL. On March 30, 2021, the Company’s corporate name was changed to Bubblr, Inc. (“the Company”).

Bubblr, Inc. is an artificial intelligence (“AI”) company that has patent-protected (granted and pending) intellectual properties. It is entering a phase of launching a suite of highly innovative new products and establishing a new executive team. The latest products will offer genuinely value-adding search experiences for consumers and enterprises alike and ultimately facilitate a more ethical and equitable digital engagement model.

Going Concern Matters

The accompanying consolidated financial statements have been prepared in conformity with accepted accounting principles in the United States of America (“GAAP”), which contemplates the Company’s continuation as a going concern. The Company incurred a net comprehensive loss of $1,313,026 during the year ended December 31, 2024, and has an accumulated deficit of $17,012,492 as of December 31, 2024. In addition, current liabilities exceed current assets by $2,000,369 as of December 31, 2024.

Management intends to raise additional operating funds through equity or debt offerings. However, the management’s success is not guaranteed.

There are no assurances that the Company will be able to either (1) achieve a level of revenues adequate to generate sufficient cash flow from operations or (2) obtain additional financing through either private placement, public offerings, or bank financing necessary to support its working capital requirements. To the extent that funds generated from operations and any private placements, public offerings, or bank financing are insufficient, the Company will have to raise additional working capital. No assurance can be given that additional financing will be available, or if available, will be on terms acceptable to the Company. If adequate working capital is unavailable to the Company, it may be required to curtail or cease its operations.

Due to uncertainties related to these matters, substantial doubt exists about the company’s ability to continue as a going concern. The accompanying consolidated financial statements do not include any adjustments related to the recoverability or classification of asset-carrying amounts or the amounts and classification of liabilities that may result should the Company be unable to continue as a going concern.